Financial results - Currency risk management contracts (Details) - Interest rate swap contract - USD ($)	Dec. 31, 2025	Apr. 30, 2025	Nov. 30, 2024
Disclosure Of Financial results [Line Items]
Notional amount		$ 30,000,000	$ 50,000,000
Notional amount per month	$ 5,000,000